BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES (Tables)	12 Months Ended
Feb. 03, 2013
BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES
Activity for Liability Balances Included in Other Current Liabilities and Other Liabilities

The following table presents the activity for the liability balances, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Balance—January 31, 2010	$3	$66	$2	$71

Charges, net of reductions	2	4	2	8
Cash payments	(4)	(21)	(2)	(27)
Other	(1)	2	—	1

Balance—January 30, 2011	$—	$51	$2	$53

Charges, net of reductions	—	2	—	2
Cash payments	—	(13)	(2)	(15)

Balance—January 29, 2012	$—	$40	$—	$40

Charges, net of reductions	—	(4)	—	(4)
Cash payments	—	(14)	—	(14)
Other	—	(1)	—	(1)

Balance—February 3, 2013	$—	$21	$—	$21